Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Federal Statutory Income Tax Rate to Income Loss Before Income Taxes

The Company’s effective income tax rate differs from the amount computed by applying the federal statutory income tax rate to loss before income taxes as follows:

	December 31, 2017	December 31, 2016

Income tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income tax benefit, net of federal benefit	(6.0)%	(6.0)%
Change in valuation allowance	40.00%	40.00%

Income taxes at effective tax rate	-	-%

Schedule of Components of Deferred Taxes

The components of deferred taxes consist of the following at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Inventory reserves	$11,000	$41,000
Allowance for doubtful accounts and returns	38,000	143,000
Impairment of note receivable	-	40,000
Other accrued expenses	-	91,000
Depreciation	(70,000)	(55,000)
Net operating loss carryforwards	930,000	295,000
Less: Valuation allowance	(909,000)	(555,000)

Net deferred tax assets	$-	$-